Leases (Additional Information) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash paid for amounts included in the measurement of lease liabilities ($)
Operating cash outflows from operating leases	$ 142	$ 170
Operating cash outflows from finance leases	3	6
Financing cash outflows from finance leases	59	162
Right-of-use assets obtained in exchange for lease liabilities ($)
Operating lease	53	79
Finance lease	$ 0	$ 0